Accounts receivable, net	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts receivable, net

8. Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31,
	2014	2015
	US$	US$
Accounts receivable	6,282	59,916
Allowance of doubtful accounts	—	(5,885)
Accounts receivable, net	6,282	54,031